INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Schedule of movements in the carrying amount of the Group's equity method investments

	2022	2023	2024
Balance at the beginning of the year	123.3	19.6	6.4
Share of profit / (loss) in equity method investments	(20.9)	(2.3)	—
Impairment loss	(2.5)	(10.9)	—
Dilution gain from changes in equity interest	9.4	—	—
Reclassification to equity securities	(89.7)	—	—
Total equity method investments	19.6	6.4	6.4